Segment information - Assets (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 8,861	$ 10,273	$ 25,288
Transportation
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	8,255	10,062	25,177
Corporate
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 606	$ 211	$ 111